Shareholder Report, Holdings (Details) - C000254438	Dec. 31, 2025
U.S. Treasury
Holdings [Line Items]
Percent of Net Asset Value	40.90%
Gold
Holdings [Line Items]
Percent of Net Asset Value	19.30%
REITs
Holdings [Line Items]
Percent of Net Asset Value	13.50%
TIPS
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Agricultural commodities
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Financials
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Purchased Put Option
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Written Put Option
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)